Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 191	$ (59)
Due from related parties	(215)	(40)
Materials and supplies	1	2
Prepaid expenses and other assets	2	(17)
Accounts payable	7	18
Accrued liabilities	(89)	52
Due to related parties	88	113
Accrued interest	(6)	9
Long-term accounts payable and other liabilities	(2)	6
Post-retirement and post-employment benefit liability	86	84
Changes in non-cash balances related to operations, Total	63	168
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(1,482)	(1,624)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	26	30
Cash outflow for capital expenditures – property, plant and equipment	(1,456)	(1,594)
Capital investments in intangible assets	(74)	(67)
Net change in accruals included in capital investments in intangible assets	(6)	6
Cash outflow for capital expenditures – intangible assets	(80)	(61)
Net interest paid	452	418
Income taxes paid	$ 11	$ 30